EQUITY - Treasury stocks (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Capital
Number of shares outstanding at end of period	1,698,941,000
Equity at beginning of period	R$ 25,938,571	R$ 23,893,941	R$ 24,274,653
Repurchases		243,723
Exercise of stock options	29,411	23,354	19,682
Transfer of shares		18,984
Equity at end of period	R$ 27,173,127	R$ 25,938,571	R$ 23,893,941
Investments and working capital reserve
Investments and working capital reserve, annual percentage	5.00%
Common shares
Capital
Number of shares outstanding at beginning of the year	571,929,945	571,929,945	571,929,945
Number of shares outstanding at end of period	571,929,945	571,929,945	571,929,945
Preferred shares
Capital
Number of shares outstanding at beginning of the year	1,124,233,755	1,137,327,184	1,137,018,570
Repurchases		16,000,000
Exercise of long-term incentive plan	2,777,072	1,597,235	308,614
Transfer of shares		1,309,336
Number of shares outstanding at end of period	1,127,010,827	1,124,233,755	1,137,327,184
Treasury Stocks
Capital
Equity at beginning of period	R$ (280,426)	R$ (76,085)	R$ (98,746)
Repurchases		243,396
Exercise of stock options	37,884	27,433	22,661
Transfer of shares		11,622
Equity at end of period	R$ (242,542)	R$ (280,426)	R$ (76,085)
Average acquisition cost	R$ 12.72	R$ 12.84	R$ 8.68
Treasury Stocks | Common shares
Capital
Number of shares outstanding at beginning of the year	1,697,538	1,697,538	1,697,538
Number of shares outstanding at end of period	1,697,538	1,697,538	1,697,538
Equity at beginning of period	R$ 557	R$ 557	R$ 557
Equity at end of period	R$ 557	R$ 557	R$ 557
Treasury Stocks | Preferred shares
Capital
Number of shares outstanding at beginning of the year	21,797,490	8,704,061	9,012,675
Repurchases		16,000,000
Exercise of long-term incentive plan	(2,777,072)	(1,597,235)	(308,614)
Transfer of shares		(1,309,336)
Number of shares outstanding at end of period	19,020,418	21,797,490	8,704,061
Equity at beginning of period	R$ 279,869	R$ 75,528	R$ 98,189
Repurchases		243,396
Exercise of stock options	(37,884)	(27,433)	(22,661)
Transfer of shares		(11,622)
Equity at end of period	R$ 241,985	R$ 279,869	R$ 75,528